Filed with the U.S. Securities and Exchange Commission on November 12, 2019

1933 Act Registration File No. 333-187194

1940 Act File No. 811-22811

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒

(Check appropriate box or boxes.)

BRIDGE BUILDER TRUST

(Exact Name of Registrant as Specified in Charter)

12555 Manchester Road

St. Louis, MO 63131

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 287-3700

Helge K. Lee, Secretary

Bridge Builder Trust

12555 Manchester Road

St. Louis, MO 63131

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 45 to the Registration Statement of the Bridge Builder Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 43 to the Registration Statement on Form N-1A filed on October 25, 2019. This PEA No. 45 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 43 to the Trust’s Registration Statement.

BRIDGE BUILDER TRUST

PART C

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 45 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri, on the 12th day of November 2019.

BRIDGE BUILDER TRUST

By:	/s/ William H. Broderick III*
William H. Broderick III, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William H. Broderick III* William H. Broderick III	Trustee	November 12, 2019

/s/ Jean Carter* Jean Carter	Trustee	November 12, 2019

/s/ William Fiala* William Fiala	Trustee	November 12, 2019

/s/ Janice Innis-Thompson* Janice Innis-Thompson	Trustee	November 12, 2019

/s/ Michelle Keeley* Michelle Keeley	Trustee	November 12, 2019

/s/ William Scheffel* William Scheffel	Trustee	November 12, 2019

/s/ John Tesoro* John Tesoro	Trustee	November 12, 2019

/s/ Julius A. Drelick, III Julius A. Drelick, III	President	November 12, 2019

/s/ Aaron Masek Aaron Masek	Treasurer and Principal Financial Officer	November 12, 2019

By:	/s/ Helge K. Lee	November 12, 2019
Helge K. Lee

*	Attorney-in-fact pursuant to Powers of Attorney dated October 15, 2016.

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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